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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 6, 2002



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:  AIM Variable Insurance Funds
   CIK No. 0000896435

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Variable Insurance Funds (the "Fund") that the forms of the Fund's Prospectuses, each dated May 1, 2002, relating to the Series I shares and Series II shares of AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund and AIM V.I. Premier Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 24, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on April 30, 2002.

   Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-1456.

   Very truly yours,

   /s/ NANCY L. MARTIN

   Nancy L. Martin
   Vice President,
   Assistant General Counsel
   and Assistant Secretary

A Member of the AMVESCAP Group